Comprehensive Income (Loss) (Components of Comprehensive Income (Loss), Gross And Net of Tax) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Net income, Gross	$ 44,596	$ 45,334	$ 43,600	$ 42,256	$ 35,530	$ 40,425	$ 38,264	$ 30,631	$ 175,786	$ 144,850	$ 125,167
Change in funded status of retirement obligations, Gross									16	(4,267)	(2,859)
Unrealized (loss) gain on securities available-for-sale, Gross									(21,930)	7,973	16,188
Net Loss on Securities reclassified from available for sale to held to maturity, Gross									(12,243)
Accretion of loss on securities reclassified to held to maturity available for sale, Gross									1,670
Unrealized gain on security reclassified from held to maturity to available for sale, Gross									233
Reclassification adjustments for (gain) losses included in net income, Gross									(684)	177	(1,168)
Noncredit related component other-than-temporary impairment on security, Gross									38
Other-than-temporary impairment accretion on debt securities, Gross									2,075	1,478	3,338
Total other comprehensive income, Gross									(30,825)	5,361	15,499
Total comprehensive income, Gross									144,961	150,211	140,666
Net income, Tax	(17,089)	(16,053)	(15,524)	(15,089)	(14,159)	(15,936)	(14,292)	(11,696)	(63,755)	(56,083)	(46,281)
Change in funded status of retirement obligations, Tax									(6)	1,707	1,144
Unrealized (loss) gain on securities available-for-sale, Tax									9,103	(2,893)	(6,686)
Net Loss on Securities reclassified from available for sale to held to maturity, Tax									5,001
Accretion of loss on securities reclassified to held to maturity available for sale, Tax									(682)
Unrealized gain on security reclassified from held to maturity to available for sale,Tax									(95)
Reclassification adjustment for (gain) losses included in net income, Tax									279	(72)	477
Noncredit related component other-than-temporary impairment on security, Tax									(16)
Other-than-temporary impairment accretion on debt securities, Tax									(848)	(604)	(1,364)
Total other comprehensive income, Tax									12,736	(1,862)	(6,429)
Total comprehensive income, Tax									(51,019)	(57,945)	(52,710)
Net income	27,507	29,281	28,076	27,167	21,371	24,489	23,972	18,935	112,031	88,767	78,886
Change in funded status of retirement obligations									10	(2,560)	(1,715)
Unrealized (loss) gain on securities available-for-sale									(12,827)	5,080	9,502
Net Loss on Securities reclassified from available for sale to held to maturity									(7,242)	0	0
Accretion of loss on securities reclassified to held to maturity available for sale									988	0	0
Unrealized gain on security reclassified from held to maturity to available for sale									138	0	0
Reclassification adjustment for (gain) losses included in net income									(405)	105	(691)
Noncredit related component other-than-temporary impairment on security									22
Other-than-temporary impairment accretion on debt securities									1,227	874	1,974
Total other comprehensive income (loss)									(18,089)	3,499	9,070
Total comprehensive income									$ 93,942	$ 92,266	$ 87,956